1933 Act Registration No. 333-169081

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ X ] PRE-EFFECTIVE AMENDMENT NO.   2

[   ] POST-EFFECTIVE AMENDMENT NO. ___

Name of Registrant:
CALVERT WORLD VALUES FUND, INC.
(Calvert Capital Accumulation Fund)

Address of Principal Executive Offices:
4550 Montgomery Avenue, Suite 1000N
Bethesda, MD 20814

Registrant's Telephone Number:
800-368-2745

Name and Address of Agent for Service:
William M. Tartikoff, Esq.
Calvert Group, Ltd.
4550 Montgomery Ave. Suite 1000N
Bethesda, MD 20814

Approximate Date of Proposed Public Offering:
October 29, 2010

No filing fee is due for Registrant because of reliance on Section 24(f) of the Investment Company Act of 1940.

The Registrant hereby amends this Registration Statement on such date as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

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Calvert World Values Fund, Inc.

PART C. OTHER INFORMATION

Item 15. Indemnification

Registrant's By-Laws, Item 23(b) of this Registration Statement, provides, in summary, that officers and trustees/directors shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of trustees/directors who are neither "interested persons" of Registrant, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, director, employee or agent against any liabilities arising from such status. In this regard, Registrant will maintain a Trustees/Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $10 million in trustees/directors and officers liability coverage, plus $5 million in excess trustees/directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains a $13 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402. The Fund maintains joint coverage with the other Calvert Group Funds, and for the liability coverage, with the Advisor and its affiliated companies ("Calvert operating companies.") The premium and the coverage are allocated based on a method approved by the disinterested Fund trustees/directors.

Item 16. Exhibits
1	Articles of Incorporation incorporated by reference to Registrant's Post-Effective Amendment No. 13, January 28, 2000, accession number 0000884110-00-000001.

2	By-Laws incorporated by reference to Registrant's Post-Effective Amendment No. 13, January 28, 2000, accession number 0000884110-00-000001.

3	Inapplicable.

4	Agreement and Plan of Reorganization, filed herewith as Exhibit A to the Form N-14, filed herewith.

5	Instruments defining the rights of security holders, incorporated by reference to Exhibits 1 and 2.

6

Investment Advisory Agreement (CAMCO) incorporated by reference to Registrant's Post-Effective Amendment No. 13, January 28, 2000, accession number 0000884110-00-000001. Addendum to Investment Advisory Agreement (International Opportunities Fund) incorporated by reference to Registrant's Post-Effective Amendment No. 21, May 30, 2007, accession number 0000884110-07-000010.

7

Underwriting (Distribution) Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 19, January 30, 2006, accession number 0000884110-06-000002.  Underwriting (Distribution) Schedules I, II, III incorporated by reference to Registrant's Post-Effective Amendment No. 19, January 30, 2006, accession number 0000884110-06-000002. Amended Schedules II and III to Underwriting Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 21, February 9, 2007, accession number 0000884110-07-000004. Amended Schedules II and III to Underwriting Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 23, October 31, 2008, accession number 0000884110-08-000018.

8	Deferred Compensation Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 13, January 28, 2000, accession number 0000884110-00-000001.

9

Custodial Contract incorporated by reference to Registrant's Post-Effective Amendment No. 14, January 31, 2001, accession number 0000884110-01-000001. Amended Schedule to Custodial Contract incorporated by reference to Registrant's Post-Effective Amendment No. 21, February 9, 2007, accession number 0000884110-07-000004.

10

Plan of Distribution for Class A incorporated by reference to Registrant's Post-Effective Amendment No. 19, January 30, 2006, accession number 0000884110-06-000002.  Plan Schedule A for Class A incorporated by reference to Registrant's Post-Effective Amendment No. 19, January 30, 2006, accession number 0000884110-06-000002. Amended Schedules to Plans of Distribution incorporated by reference to Registrant's Post-Effective Amendment No. 21, February 9, 2007, accession number 0000884110-07-000004.

11	Opinion of Counsel, filed herewith.

12	Opinion and Consent of Counsel on Tax Matters, filed herewith.

13

Amended Master Transfer Agency and Service Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 21, May 30, 2007, accession number 0000884110-07-000010. Form of Amended Schedule A to the Amended Master Transfer Agency and Service Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 21, May 30, 2007, accession number 0000884110-07-000010.

14	Consent of Independent Auditors to Calvert World Values Fund, Inc., filed herewith.

15	Inapplicable.

16	Form N-14 Power of Attorney Forms, filed herewith.

17	Form of Proxy Card, incorporated by reference to Registrant's initial N-14 filing dated August 27, 2010, accession number 0000884110-10-000017.

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland on the 16th day of September 2010.

CALVERT WORLD VALUES FUND, INC.

By:

___________**_________________

Barbara Krumsiek
Senior Vice President and Director

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on the 16th day of September 2010 by the following persons in the capacities indicated.
Signature	Title

__________**____________ D. WAYNE SILBY	PRESIDENT AND DIRECTOR

__________**____________ JOHN G. GUFFEY, JR.	DIRECTOR

__________**____________ BARBARA J. KRUMSIEK	SENIOR VICE PRESIDENT AND DIRECTOR

__________**____________ RONALD M. WOLFSHEIMER	TREASURER (PRINCIPAL ACCOUNTING OFFICER)

__________**____________ REBECCA L. ADAMSON	DIRECTOR

__________**____________ RICHARD L. BAIRD, JR.	DIRECTOR

__________**____________ MILES DOUGLAS HARPER, III	DIRECTOR

__________**_____________ JOY V. JONES	DIRECTOR

__________**____________ TERRENCE J. MOLLNER	DIRECTOR

__________**____________ SYDNEY MORRIS	DIRECTOR

**By: /s/ Ivy Wafford Duke
                 Ivy Wafford Duke

Executed by Ivy Wafford Duke, Attorney-in-fact on behalf of those indicated, pursuant to Powers of Attorney Forms, filed herewith.